Note 4 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Depreciation, Total	$ 17	$ 22	$ 54	$ 54